Equity (Details 1) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,834	797,207,834	797,218,554
Changes in shares		(10,720)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	665,408	902,166	1,224,878
Changes in shares	(236,758)	(322,712)
Total [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	796,542,426	796,305,668	795,993,676
Changes in shares	236,758	311,992
Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652	451,668,652	451,668,652
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	344,394,984	344,158,226	343,824,794
Changes in shares	236,758	333,432
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790	478,790	500,230
Changes in shares		(21,440)